FAIR VALUE MEASUREMENTS - Fair value of the Level 3 financial liabilities (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Change in fair value			$ 86,307
Bridge Note - Bifurcated Derivative
FAIR VALUE MEASUREMENTS
Fair value, Initial measurement at the beginning		$ 364,711
Change in fair value		(123,265)
Fair value, Initial measurement at the ending	$ 364,711	241,447	364,711
Investor Note - Bifurcated Derivative
FAIR VALUE MEASUREMENTS
Initial value of Investor Note - Bifurcated Derivative May 5, 2023		24,502
Change in fair value		(1,697)
Fair value, Initial measurement at the ending		22,805
PIPE Forward Contract
FAIR VALUE MEASUREMENTS
Fair value, Initial measurement at the beginning		170,666
Change in fair value	170,666	$ (170,666)
Fair value, Initial measurement at the ending	$ 170,666		$ 170,666